25 Net operating revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of net operating revenue

Since the Company sells mobile phone credits recharge at its stores, revenues earned are stated on a net basis and recognized in the statement of operations when it is probable that economic benefits will flow to the Company subsidiary, and their amounts can be reliably measured.

	For the year ended December 31,
	2020	2019	2018
		Restated
Gross operating revenue
Goods	39,436	30,487	25,075
Services rendered and others	100	87	17
	39,536	30,574	25,092
(-) Revenue deductions
Returns and sales cancellation	(73)	(57)	(49)
Taxes	(3,420)	(2,435)	(2,026)
	(3,493)	(2,492)	(2,075)

Net operating revenue	36,043	28,082	23,017